SCHEDULE OF CHANGES IN THE SUPPLIER FINANCE OBLIGATION (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Intangible Asset, Finite-Lived [Line Items]
Confirmed obligations outstanding at beginning of the year
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Liabilities [Default Label]	Liabilities [Default Label]
Obligations confirmed during the year	$ 2,337,718
Confirmed obligations paid during the year
Foreign currency translation difference	71,973
Confirmed obligations outstanding at the end of the year	2,409,691
Amortization of intangible assets	147,855		$ 45,341	$ 5,042
Intellectual Property [Member]
Intangible Asset, Finite-Lived [Line Items]
Amortization of intangible assets	$ 75,165	¥ 510,000